Share capital and additional paidin capital (Details Narrative) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥)	Jun. 30, 2010 shares
Statement [Line Items]
Common stock, shares issued				20,000
Common stock, par value	0.00005
Share capital | ¥	¥ 326		¥ 326
Ordinary shares [Member] | March 1, 2018 [Member]
Statement [Line Items]
Common stock, shares issued	2,000,000,000	2,000,000,000
Common stock, par value	0.00005
Share capital | $		$ 100,000
Ordinary Shares Two [Member] | March 1, 2018 [Member]
Statement [Line Items]
Common stock, shares issued	1,000,000,000	1,000,000,000
Common stock, par value	0.00005
Common stock, increased value | $		$ 50,000,000
Ordinary Shares One [Member] | March 1, 2018 [Member]
Statement [Line Items]
Common stock, shares issued	1,000,000,000	1,000,000,000
Common stock, par value	0.00005